                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004
             Check here if Amendment [ ] Amendment Number: _________

                        This Amendment (Check only one):
                          [ ]  is a restatement.
                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Carol A. McCoy
Title:  Vice President, Associate Counsel & Secretary
Phone:  205-325-4243

Signature, Place and Date of Signing:


--------------------------------------------------------------------------------
/s/ Carol A. McCoy
Birmingham, AL
August 13, 2004

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total:

         $ 95,015 (thousands)

List of Other Included Managers:  None

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

     Column 1         Column 2   Column 3   Column 4           Column 5             Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting
      Name of         Title of               Value    Shrs or                      Investment   Other          authority
      Issuer           Class      CUSIP    (x $1000)  prn amt   SH/PRN   Put/Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------
Ambac Finl Group,
 Inc.                  Common   023139108    2,130     29,000     SH                  Sole                 X
AmSouth
 Bancorporation        Common   032165102    2,904    114,000     SH                  Sole                 X
Bank of America
 Corp                  Common   060505104    6,396     75,585     SH                  Sole                 X
DR Horton, Inc.        Common   23331A109    2,698     95,000     SH                  Sole                 X
Flagstar Bancorp
 Inc.                  Common   337930101    3,946    198,500     SH                  Sole                 X
Indymac Bancorp,Inc.   Common   456607100    7,379    233,500     SH                  Sole                 X
Land America Finl
 Corp Inc.             Common   514936103    4,049    104,000     SH                  Sole                 X
MBIA, Inc.             Common   55262C100    2,842     50,000     SH                  Sole                 X
MGIC Invt Corp Wis     Common   552848103    9,179    121,000     SH                  Sole                 X
M/I Schottenstein
 Homes, Inc.           Common   55305B101    7,673    189,000     SH                  Sole                 X
New York Cmmty
 Bancorp, Inc.         Common   649445103    2,632    134,100     SH                  Sole                 X
Old Rep Intl Corp      Common   680223104   13,532    570,500     SH                  Sole                 X
Stanley Furniture
 Inc.                  Common   854305208    2,441     57,965     SH                  Sole                 X
Torchmark Corp         Common   891027104    2,959     55,000     SH                  Sole                 X
Whirlpool Corp         Common   963320106    1,741     25,000     SH                  Sole                 X
Fresh Del Monte
 Produce Inc.          Common   G36738105   20,863    825,200     SH                  Sole                 X
General Maritime
 Corp                  Common   Y2692M103    1,651     64,000     SH                  Sole                 X